UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA   November 1, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      138

Form 13F Information Table Entry Total:       $580,163



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Company	COM	88579Y101	7992	86476	SH		Sole		86476	0	0
Abbott Laboratories	COM	002824100	5619	81952	SH		Sole		81952	0	0
Ace Limited	SHS	H0023R105	11379	150513	SH		Sole		150513	0	0
Agnico Eagle Mines	COM	008474108	8722	168123	SH		Sole		168123	0	0
Akamai Technologies Inc	COM	00971T101	7218	188652	SH		Sole		188652	0	0
Amphenol Corp Cl A	CL A	032095101	2133	36219	SH		Sole		36219	0	0
Apache Corporation	COM	037411105	328	3798	SH		Sole		3798	0	0
Apple Computer Inc	COM	037833100	2155	3231	SH		Sole		3231	0	0
Aspen Technology Inc	COM	045327103	8512	329412	SH		Sole		329412	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	948	19801	SH		Sole		19801	0	0
AT&T Incorporated	COM	00206R102	1317	34936	SH		Sole		34936	0	0
Automatic Data Processing Inc	COM	053015103	4495	76623	SH		Sole		76623	0	0
Avery Dennison Corp	COM	053611109	376	11812	SH		Sole		11812	0	0
Bank of Nova Scotia	COM	064149107	3351	61126	SH		Sole		61126	0	0
Barrick Gold Corp	COM	067901108	291	6980	SH		Sole		6980	0	0
Becton Dickinson & Co	COM	075887109	279	3547	SH		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	7033	53	SH		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1581	17925	SH		Sole		17925	0	0
Blackrock Debt Strategies Fund	COM	09255R103	51	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	246	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1305	30802	SH		Sole		30802	0	0
Bristol Myers Squibb Co	COM	110122108	751	22255	SH		Sole		22255	0	0
Brown Forman Corp Cl B	CL B	115637209	294	4500	SH		Sole		4500	0	0
Brown-Forman Corp Cl A	CL A	115637100	469	7500	SH		Sole		7500	0	0
Carmax Incorporated	COM	143130102	5697	201321	SH		Sole		201321	0	0
Caterpillar Incorporated	COM	149123101	260	3025	SH		Sole		3025	0	0
CBRE Group Inc	CL A	12504L109	2612	141897	SH		Sole		141897	0	0
Central Fund Canada	CL A	153501101	12148	510185	SH		Sole		510185	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	246	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	12268	105253	SH		Sole		105253	0	0
Cisco Systems Inc	COM	17275R102	845	44234	SH		Sole		44234	0	0
Clean Harbors Inc	COM	184496107	5808	118902	SH		Sole		118902	0	0
Coca Cola Company	COM	191216100	2570	67750	SH		Sole		67750	0	0
Colgate Palmolive Co	COM	194162103	10746	100220	SH		Sole		100220	0	0
Comcast Corp Cl A Special	CL A SPL	20030N200	208	5985	SH		Sole		5985	0	0
ConocoPhillips	COM	20825C104	610	10664	SH		Sole		10664	0	0
Core Laboratories NV	COM	N22717107	10349	85192	SH		Sole		85192	0	0
Cullen Frost Bankers Inc	COM	229899109	3270	56934	SH		Sole		56934	0	0
CVS/Caremark Corporation	COM	126650100	6453	133271	SH		Sole		133271	0	0
Danaher Corporation	COM	235851102	12281	222679	SH		Sole		222679	0	0
Darden Restaurants Inc	COM	237194105	295	5293	SH		Sole		5293	0	0
Diageo PLC Sponsored ADR	SPON ADR NEW	25243Q205	216	1915	SH		Sole		1915	0	0
Disney Walt Company	COM DISNEY	254687106	212	4052	SH		Sole		4052	0	0
Du Pont E I De Nemours	COM	263534109	8750	174068	SH		Sole		174068	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	130	11718	SH		Sole		11718	0	0
Ebay Incorporated	COM	278642103	218	4500	SH		Sole		4500	0	0
Ecolab Incorporated	COM	278865100	7300	112638	SH		Sole		112638	0	0
Edwards Lifesciences Corp	COM	28176E108	648	6035	SH		Sole		6035	0	0
EGShares Emerging Markets Consumer ETF	EGS EMKTCONS ETF	268461779	7152	294087	SH		Sole		294087	0	0
Emerson Electric Co	COM	291011104	1006	20848	SH		Sole		20848	0	0
Exelon Corporation	COM	30161N101	246	6906	SH		Sole		6906	0	0
Expeditors Intl Wash Inc	COM	302130109	509	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	21411	234127	SH		Sole		234127	0	0
FMC Technologies	COM	30249U101	3755	81091	SH		Sole		81091	0	0
Frontier Communications Corp	COM	35906A108	4205	855557	SH		Sole		855557	0	0
General Electric Co	COM	369604103	19261	848108	SH		Sole		848108	0	0
General Mills Inc	COM	370334104	777	19510	SH		Sole		19510	0	0
Genuine Parts Co	COM	372460105	214	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	11584	174640	SH		Sole		174640	0	0
Google Incorporated Cl A	CL A	38259P508	237	314	SH		Sole		314	0	0
Grainger (W.W.) Inc	COM	384802104	208	1000	SH		Sole		1000	0	0
Halliburton Company	COM	406216101	495	14700	SH		Sole		14700	0	0
HCP Incorporated	COM	40414L109	12172	273647	SH		Sole		273647	0	0
Hershey Foods Corp	COM	427866108	640	9026	SH		Sole		9026	0	0
Home Depot Inc	COM	437076102	566	9375	SH		Sole		9375	0	0
Idexx Laboratories Inc	COM	45168D104	11173	112456	SH		Sole		112456	0	0
Intel Corporation	COM	458140100	7941	350499	SH		Sole		350499	0	0
Intl Business Machines Corp	COM	459200101	2260	10895	SH		Sole		10895	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	2896	23783	SH		Sole		23783	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	4354	115364	SH		Sole		115364	0	0
Ishares MSCI EAFE IX	MSCI EAFE INDEX	464287465	554	10460	SH		Sole		10460	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	9194	222484	SH		Sole		222484	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	3558	61679	SH		Sole		61679	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1738	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	425	3490	SH		Sole		3490	0	0
Johnson & Johnson	COM	478160104	10907	158275	SH		Sole		158275	0	0
JPMorgan Chase & Co	COM	46625H100	448	11070	SH		Sole		11070	0	0
Mac Gray Corporation	COM	554153106	2311	172322	SH		Sole		172322	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	700	13036	SH		Sole		13036	0	0
Marsh & McLennan Cos Inc	COM	571748102	309	9100	SH		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	7232	116564	SH		Sole		116564	0	0
McDonalds Corp	COM	580135101	559	6095	SH		Sole		6095	0	0
Medtronic Inc	COM	585055106	7789	180632	SH		Sole		180632	0	0
Merck & Co Inc New	COM	58933Y105	1923	42645	SH		Sole		42645	0	0
Microchip Technology Inc	COM	595017104	2218	67731	SH		Sole		67731	0	0
Microsoft Corp	COM	594918104	14278	479768	SH		Sole		479768	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	107	16000	SH		Sole		16000	0	0
Northeast Utilities	COM	664397106	6945	181670	SH		Sole		181670	0	0
Northern Trust Corp	COM	665859104	3401	73281	SH		Sole		73281	0	0
Nuance Communications Inc	COM	67020Y100	7468	300031	SH		Sole		300031	0	0
Paychex Incorporated	COM	704326107	6903	207372	SH		Sole		207372	0	0
Pepsico Incorporated	COM	713448108	10629	150188	SH		Sole		150188	0	0
Pfizer Incorporated	COM	717081103	652	26240	SH		Sole		26240	0	0
Philip Morris Intl Inc	COM	718172109	313	3482	SH		Sole		3482	0	0
Phillips 66	COM	718546104	333	7191	SH		Sole		7191	0	0
Portland General Electric Co	COM NEW	736508847	5833	215700	SH		Sole		215700	0	0
Praxair Incorporated	COM	74005P104	3734	35948	SH		Sole		35948	0	0
Procter & Gamble Co	COM	742718109	11498	165775	SH		Sole		165775	0	0
Qualcomm Inc	COM	747525103	11820	189213	SH		Sole		189213	0	0
Raytheon Co New	COM NEW	755111507	251	4390	SH		Sole		4390	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	211	3042	SH		Sole		3042	0	0
Schlumberger Limited	COM	806857108	7809	107970	SH		Sole		107970	0	0
Snap-On Inc.	COM	833034101	904	12580	SH		Sole		12580	0	0
Solera Holdings Inc	COM	83421A104	7467	170208	SH		Sole		170208	0	0
Southern Company	COM	842587107	605	13128	SH		Sole		13128	0	0
Spdr Gold Trust	GOLD SHS	78463V107	4178	24307	SH		Sole		24307	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	6106	42415	SH		Sole		42415	0	0
Staples Incorporated	COM	855030102	1600	138868	SH		Sole		138868	0	0
Stericycle Inc	COM	858912108	7137	78875	SH		Sole		78875	0	0
Stryker Corporation	COM	863667101	247	4430	SH		Sole		4430	0	0
Suncor Inc	COM	867224107	242	7376	SH		Sole		7376	0	0
Sycamore Networks Inc.	COM NEW	871206405	164	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	253	8100	SH		Sole		8100	0	0
Target Incorporated	COM	87612E106	249	3916	SH		Sole		3916	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	814	19650	SH		Sole		19650	0	0
Thermo Fisher Scientific Inc	COM	883556102	7042	119707	SH		Sole		119707	0	0
UGI Corporation	COM	902681105	12271	386475	SH		Sole		386475	0	0
Union Pacific Corp	COM	907818108	428	3608	SH		Sole		3608	0	0
United Parcel Service Inc Cl B	CL B	911312106	6936	96919	SH		Sole		96919	0	0
United Technologies Corp	COM	913017109	1203	15372	SH		Sole		15372	0	0
Valhi Incorporated	COM	918905100	3111	255000	SH		Sole		255000	0	0
Valley National Bancorp	COM	919794107	5262	525116	SH		Sole		525116	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	6840	80323	SH		Sole		80323	0	0
Vanguard Europe Fund	MSCI EUROPE ETF	922042874	226	5000	SH		Sole		5000	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	15362	188611	SH		Sole		188611	0	0
"Verastem, Inc. "	COM	92337C104	300	31949	SH		Sole		31949	0	0
VeriFone Systems Inc	COM	92342Y109	2360	84751	SH		Sole		84751	0	0
Verizon Communications Inc	COM	92343V104	909	19943	SH		Sole		19943	0	0
Visa Corporation	COM CL A	92826C839	8242	61381	SH		Sole		61381	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	6484	227522	SH		Sole		227522	0	0
Walgreen Company	COM	931422109	9303	255310	SH		Sole		255310	0	0
Watsco Inc	COM	942622200	7828	103279	SH		Sole		103279	0	0
Wellesley Bancorp.	COM	949485106	384	25000	SH		Sole		25000	0	0
Wells Fargo & Company	COM	949746101	6774	196170	SH		Sole		196170	0	0
Whole Foods Market Inc	COM	966837106	214	2200	SH		Sole		2200	0	0
Windstream Corp	COM	97381W104	3731	369738	SH		Sole		369738	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	409	16100	SH		Sole		16100	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	8481	183793	SH		Sole		183793	0	0

S REPORT SUMMARY             138   DATA RECORDS          580163
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED